UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2013
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    15635 Alton Parkway, Suite 400
            Irvine, CA 92618

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 13, 2013

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $1,415,336,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADFITECH INC                   COM              00687B105      530   120464 SH       SOLE                   120464
AEGON N V                      NY REGISTRY SH   007924103    30353  5050418 SH       SOLE                  5050418
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    34362  1639391 SH       SOLE                  1639391
ARCHER DANIELS MIDLAND CO      COM              039483102    19704   584174 SH       SOLE                   584174
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    30185   782398 SH       SOLE                   782398
BANK NEW YORK MELLON CORP      COM              064058100    34554  1234510 SH       SOLE                  1234510
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3126       20 SH       SOLE                       20
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    39364   377772 SH       SOLE                   377772
BLACKROCK CR ALLCTN INC        TR COM           092508100      772    55145 SH       SOLE                    55145
BP PLC                         SPONSORED ADR    055622104    24686   582904 SH       SOLE                   582904
CENVEO INC                     COM              15670S105     8734  4062374 SH       SOLE                  4062374
CISCO SYS INC                  COM              17275R102    10315   493679 SH       SOLE                   493679
CNA FINL CORP                  COM              126117100    42906  1312524 SH       SOLE                  1312524
CNO FINL GROUP INC             COM              12621E103    37903  3310269 SH       SOLE                  3310269
COMCAST CORP NEW               CL A             20030N101     8192   195139 SH       SOLE                   195139
COMCAST CORP NEW               CL A SPL         20030N200    25890   653634 SH       SOLE                   653634
CROWN HOLDINGS INC             COM              228368106    12797   307549 SH       SOLE                   307549
DARLING INTL INC               COM              237266101     9386   522613 SH       SOLE                   522613
EXCEL TR INC                   COM              30068C109    39434  2888934 SH       SOLE                  2888934
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    14509    37093 SH       SOLE                    37093
GENERAL COMMUNICATION INC      CL A             369385109    18245  1989681 SH       SOLE                  1989681
GRAPHIC PACKAGING HLDG CO      COM              388689101    10416  1390640 SH       SOLE                  1390640
HARTFORD FINL SVCS GROUP INC   COM              416515104    43824  1698602 SH       SOLE                  1698602
HAWAIIAN TELCOM HOLDCO INC     COM              420031106      571    24762 SH       SOLE                    24762
HOOPER HOLMES INC              COM              439104100     2043  4440528 SH       SOLE                  4440528
HUDSON PAC PPTYS INC           COM              444097109    30265  1391511 SH       SOLE                  1391511
HUNTSMAN CORP                  COM              447011107     2531   136122 SH       SOLE                   136122
ISTAR FINL INC                 COM              45031U101      274    25130 SH       SOLE                    25130
JOHNSON & JOHNSON              COM              478160104    17192   210865 SH       SOLE                   210865
JPMORGAN CHASE & CO            COM              46625H100    40716   857894 SH       SOLE                   857894
KEMPER CORP DEL                COM              488401100    13318   408388 SH       SOLE                   408388
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     7457  7373000 SH       SOLE                  7373000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    21594   266855 SH       SOLE                   266855
LEUCADIA NATL CORP             COM              527288104    28436  1036690 SH       SOLE                  1036690
LIBERTY GLOBAL INC             COM SER A        530555101      775    10555 SH       SOLE                    10555
LIBERTY GLOBAL INC             COM SER C        530555309    26237   382296 SH       SOLE                   382296
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    14694   131632 SH       SOLE                   131632
LOEWS CORP                     COM              540424108    27450   622872 SH       SOLE                   622872
MERCK & CO INC NEW             COM              58933Y105    24345   550785 SH       SOLE                   550785
METLIFE INC                    COM              59156R108    18081   475561 SH       SOLE                   475561
METLIFE INC                    UNIT 99/99/9999  59156R116    23871   483318 SH       SOLE                   483318
MICROSOFT CORP                 COM              594918104    36133  1263160 SH       SOLE                  1263160
MONTGOMERY STR INCOME SECS I   COM              614115103     1492    86435 SH       SOLE                    86435
NASH FINCH CO                  COM              631158102     4864   248422 SH       SOLE                   248422
NAVISTAR INTL CORP NEW         COM              63934E108     6078   175812 SH       SOLE                   175812
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     6649  6504000 SH       SOLE                  6504000
NEW ULM TELECOM INC            COM              649060100      596   103512 SH       SOLE                   103512
NEWCASTLE INVT CORP            COM              65105M108     3723   333282 SH       SOLE                   333282
NORTHSTAR RLTY FIN CORP        COM              66704R100    46084  4861173 SH       SOLE                  4861173
NUVEEN DIVER CURRENCY OPPOR    COM              67090N109     7461   575702 SH       SOLE                   575702
OWENS ILL INC                  COM NEW          690768403    41415  1554038 SH       SOLE                  1554038
PARK OHIO HLDGS CORP           COM              700666100    18060   545132 SH       SOLE                   545132
PARKWAY PPTYS INC              COM              70159Q104    36984  1993721 SH       SOLE                  1993721
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     5687   170459 SH       SOLE                   170459
PIEDMONT OFFICE REALTY TR IN   COM CL A         720190206     5346   272880 SH       SOLE                   272880
Q E P INC                      COM              74727K102     6621   373041 SH       SOLE                   373041
REDWOOD TR INC                 COM              758075402      990    42695 SH       SOLE                    42695
ROCK-TENN CO                   CL A             772739207    38162   411270 SH       SOLE                   411270
SAFEWAY INC                    COM NEW          786514208    46278  1756290 SH       SOLE                  1756290
SANDRIDGE ENERGY INC           COM              80007P307     9170  1740064 SH       SOLE                  1740064
SIERRA BANCORP                 COM              82620P102    10143   771355 SH       SOLE                   771355
STARZ LIBRTY CAP               COM A            85571Q102        4      175 SH       SOLE                      175
SUPERVALU INC                  COM              868536103     3854   764613 SH       SOLE                   764613
TENET HEALTHCARE CORP          COM NEW          88033G407    16507   346938 SH       SOLE                   346938
TERRENO RLTY CORP              COM              88146M101        2      125 SH       SOLE                      125
TESORO CORP                    COM              881609101    30123   514478 SH       SOLE                   514478
THL CR INC                     COM              872438106       11      750 SH       SOLE                      750
TORCHMARK CORP                 COM              891027104    13797   230718 SH       SOLE                   230718
TRAVELERS COMPANIES INC        COM              89417E109    33581   398868 SH       SOLE                   398868
VALERO ENERGY CORP NEW         COM              91913Y100    53865  1184104 SH       SOLE                  1184104
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    37352  1315225 SH       SOLE                  1315225
WELLS FARGO & CO NEW           COM              949746101    33763   912773 SH       SOLE                   912773
XEROX CORP                     COM              984121103    27907  3245033 SH       SOLE                  3245033
XL GROUP PLC                   SHS              G98290102    32599  1075886 SH       SOLE                  1075886